UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 97.0%
Automobiles & Components - 1.7%
Ford Motor Co.	400,000	$5,984,000
Banks - 1.5%
M&T Bank Corp.	20,000	2,230,200
Mitsubishi UFJ Financial Group, Inc. - ADR	500,000	3,020,000
		5,250,200
Capital Goods - 6.1%
General Electric Co.	450,000	11,308,500
Illinois Tool Works, Inc.	50,000	3,943,500
The Boeing Co.	50,000	6,263,000
		21,515,000
Commercial & Professional Services - 3.9%
Steelcase, Inc.	300,000	4,431,000
The ADT Corp.	100,000	3,004,000
Pitney Bowes, Inc.	250,000	6,295,000
		13,730,000
Consumer Services - 2.6%
Bob Evans Farms, Inc.	75,000	3,768,750
DeVry Education Group, Inc.	150,000	5,421,000
		9,189,750
Diversified Financials - 4.8%
Capital One Financial Corp.	90,000	6,354,900
Lazard Ltd.(a)	100,000	4,276,000
The Bank of New York Mellon Corp.	200,000	6,392,000
		17,022,900
Energy - 11.0%
Bill Barrett Corp.(b)	75,000	2,100,750
Cameco Corp.(a)	200,000	4,244,000
Energen Corp.	100,000	7,072,000
Energy XXI Bermuda Ltd.(a)	75,000	1,721,250
Exxon Mobil Corp.	100,000	9,216,000
Murphy Oil Corp.	100,000	5,661,000
Schlumberger Ltd.(a)	100,000	8,757,000
		38,772,000
Food & Staples Retailing - 2.1%
Wal-Mart Stores, Inc.	100,000	7,468,000
Food, Beverage & Tobacco - 4.7%
Campbell Soup Co.	125,000	5,151,250
PepsiCo, Inc.	50,000	4,018,000
The Coca-Cola Co.	200,000	7,564,000
		16,733,250
Household & Personal Products - 3.9%
Colgate-Palmolive Co.	100,000	6,123,000
The Procter & Gamble Co.	100,000	7,662,000
		13,785,000

Insurance - 3.0%
Aflac, Inc.	100,000	6,278,000
XL Group PLC(a)	150,000	4,311,000
		10,589,000
Materials - 7.6%
BHP Billiton Ltd. - ADR	75,000	4,796,250
EI du Pont de Nemours & Co.	150,000	9,151,500
Goldcorp, Inc.(a)	265,000	6,595,850
Sonoco Products Co.	150,000	6,207,000
		26,750,600
Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
Alkermes PLC(a)(b)	200,000	9,736,000
Allergan, Inc.	40,000	4,584,000
Isis Pharmaceuticals, Inc.(b)	175,000	8,935,500
Johnson & Johnson	100,000	8,847,000
Merck & Co., Inc.	150,000	7,945,500
Omeros Corp.(b)	100,000	1,168,000
Pfizer, Inc.	250,000	7,600,000
		48,816,000
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	400,000	6,728,000
Intel Corp.	400,000	9,816,000
		16,544,000
Software & Services - 10.0%
Automatic Data Processing, Inc.	100,000	7,660,000
Facebook, Inc.(b)	75,000	4,692,750
Google, Inc.(b)	7,500	8,857,275
Microsoft Corp.	300,000	11,355,000
Oracle Corp.	75,000	2,767,500
		35,332,525
Technology Hardware & Equipment - 7.9%
Apple, Inc.	10,000	5,006,000
Bio-key International, Inc.(b)(c)(d)(e)(Originally acquired 04/16/05, Cost $0)	47,090	–
Cisco Systems, Inc.	250,000	5,477,500
EMC Corp.	200,000	4,848,000
Fusion-io, Inc.(b)	200,000	2,200,000
QUALCOMM, Inc.	30,000	2,226,600
Xerox Corp.	750,000	8,137,500
		27,895,600
Telecommunication Services - 1.4%
Verizon Communications, Inc.	100,000	4,802,000
Transportation - 3.7%
CH Robinson Worldwide, Inc.	50,000	2,927,000
Delta Air Lines, Inc.	200,000	6,122,000
FedEx Corp.	30,000	3,999,600
		13,048,600
Utilities - 2.6%
NextEra Energy, Inc.	100,000	9,193,000
Total Common Stocks (Cost $238,987,261)		342,421,425

Real Estate Investment Trust (REIT)- 2.1%
Real Estate - 2.1%
Weyerhaeuser Co.	250,000	7,470,000
Total Real Estate Investment Trust (Cost $4,426,162)		7,470,000

Short-Term Investment - 1.7%
Money Market Fund - 1.7%
STIT-Treasury Portfolio, 0.02%(f)	6,139,013	6,139,013
Total Short-Term Investment (Cost $6,139,013)		6,139,013

Total Investments (Cost $249,552,436) - 100.8%		356,030,438
Liabilities in Excess of Other Assets - (0.8)%		(2,862,893)
Total Net Assets - 100.0%		$353,167,545

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration (including ADR's) was as follows: Australia 1.4%; Bermuda 1.7%; Canada 3.1%; Curacao 2.5%; Ireland 4.0%; Japan 0.9%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2014 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securites as of January 31, 2014 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exlusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 99.6%
Automobiles & Components - 3.5%
Allison Transmission Holdings, Inc.	7,000	$201,110
BorgWarner, Inc.	6,400	343,680
Delphi Automotive PLC(a)	4,400	267,916
Gentex Corp.	2,500	80,975
Johnson Controls, Inc.	4,300	198,316
Tenneco, Inc.(b)	2,900	164,836
Tesla Motors, Inc.(b)	5,000	907,050
The Goodyear Tire & Rubber Co.	12,500	295,750
TRW Automotive Holdings Corp.(b)	3,200	237,280
Visteon Corp.(b)	3,300	267,333
Winnebago Industries, Inc.(b)	1,600	38,336
		3,002,582
Banks - 4.9%
Bank of the Ozarks, Inc.	8,400	532,560
BankUnited, Inc.	5,200	161,720
City National Corp.	1,200	86,820
EverBank Financial Corp.	15,500	276,055
First Financial Holdings, Inc.	9,800	603,190
First Republic Bank	4,900	237,797
Ocwen Financial Corp.(b)	4,700	207,458
Pinnacle Financial Partners, Inc.	20,700	675,648
Regions Financial Corp.	21,100	214,587
Signature Bank(b)	3,400	415,004
Texas Capital Bancshares, Inc.(b)	9,200	547,124
Umpqua Holdings Corp.	11,900	208,964
		4,166,927
Capital Goods - 12.8%
Acuity Brands, Inc.	3,300	419,232
AerCap Holdings NV(a)(b)	3,000	111,570
AMETEK, Inc.	11,850	585,627
AO Smith Corp.	11,000	519,420
Astronics Corp.(b)	2,000	121,150
B/E Aerospace, Inc.(b)	7,200	572,184
Belden, Inc.	2,800	181,188
Chicago Bridge & Iron Co. NV(a)	4,500	337,455
Colfax Corp.(b)	4,100	247,025
Donaldson Co., Inc.	6,100	251,686
Fortune Brands Home & Security, Inc.	12,200	549,732
Generac Holdings, Inc.	6,800	327,284
Graco, Inc.	2,900	201,521
HEICO Corp.	5,000	266,100
Hexcel Corp.(b)	8,000	333,440
Hubbell, Inc.	3,700	431,901
IDEX Corp.	3,200	230,432

Lennox International, Inc.	2,800	242,368
Lincoln Electric Holdings, Inc.	5,400	373,680
MasTec, Inc.(b)	2,400	86,256
The Middleby Corp.(b)	1,800	443,844
Nordson Corp.	4,700	325,804
PGT, Inc.(b)	24,200	258,456
Proto Labs, Inc.(b)	2,750	218,240
The Toro Co.	3,900	247,104
TransDigm Group, Inc.	4,200	701,526
United Rentals, Inc.(b)	7,000	566,580
USG Corp.(b)	8,300	253,980
WABCO Holdings, Inc.(b)	4,300	370,746
Wabtec Corp.	6,800	501,908
Watsco, Inc.	4,600	435,252
Woodward, Inc.	5,100	218,535
		10,931,226
Commercial & Professional Services - 1.4%
Copart, Inc.(b)	5,700	195,396
Equifax, Inc.	7,500	525,450
Robert Half International, Inc.	5,100	213,078
WageWorks, Inc.(b)	4,600	286,074
		1,219,998
Consumer Durables & Apparel - 6.3%
Cie Financiere Richemont SA(a)	3,200	297,005
Fossil Group, Inc.(b)	3,000	335,490
Haier Electronics Group Co., Ltd.(a)	111,000	324,545
Hanesbrands, Inc.	9,300	661,602
Harman International Industries, Inc.	2,200	227,546
Hermes International(a)	1,100	350,496
Jarden Corp.(b)	3,500	211,575
Meritage Homes Corp.(b)	4,100	199,137
Michael Kors Holdings Ltd.(a)(b)	1,500	119,895
Polaris Industries, Inc.	4,900	613,480
Prada SpA(a)	41,900	307,350
Ralph Lauren Corp.	500	78,445
Taylor Morrison Home Corp.(b)	2,000	42,300
Tempur Sealy International, Inc.(b)	3,400	167,586
The Ryland Group, Inc.	5,900	263,376
Tupperware Brands Corp.	4,100	321,276
Under Armour, Inc.(b)	4,300	464,873
Whirlpool Corp.	2,900	386,570
		5,372,547
Consumer Services - 3.5%
Bob Evans Farms, Inc.	3,000	150,750
Domino's Pizza, Inc.	6,800	480,148
Dunkin' Brands Group, Inc.	10,900	507,177
Hillenbrand, Inc.	9,900	267,993
Jack in the Box, Inc.(b)	5,600	283,192
Panera Bread Co.(b)	1,800	304,326
Starbucks Corp.	3,300	234,696
Starwood Hotels & Resorts Worldwide, Inc.	3,100	231,601
Wyndham Worldwide Corp.	4,000	283,760
Wynn Resorts Ltd.	1,200	260,904
		3,004,547

Diversified Financials - 4.2%
Affiliated Managers Group, Inc.(b)	1,900	378,556
Blackstone Group LP	20,400	668,100
CBOE Holdings, Inc.	3,400	176,868
Financial Engines, Inc.	4,500	274,140
KKR & Co. LP	12,700	306,197
Lazard Ltd.(a)	6,800	290,768
MSCI, Inc.(b)	2,100	89,712
Och-Ziff Capital Management Group LLC	9,000	125,820
Portfolio Recovery Associates, Inc.(b)	8,000	401,760
T. Rowe Price Group, Inc.	3,200	251,008
The Charles Schwab Corp.	14,000	347,480
Waddell & Reed Financial, Inc.	4,600	298,172
		3,608,581
Energy - 1.7%
Cheniere Energy, Inc.(b)	13,700	601,978
Core Laboratories NV(a)	1,200	214,704
Dresser-Rand Group, Inc.(b)	2,000	114,000
Dril-Quip, Inc.(b)	2,100	211,176
Oceaneering International, Inc.	4,700	320,305
		1,462,163
Food & Staples Retailing - 0.1%
The Fresh Market, Inc.(b)	2,000	69,920
Food, Beverage & Tobacco - 2.0%
Constellation Brands, Inc.(b)	9,100	697,697
J&J Snack Foods Corp.	2,000	176,200
The Boston Beer Co., Inc.(b)	900	187,479
The Hain Celestial Group, Inc.(b)	4,600	422,694
The WhiteWave Foods Co.(b)	11,000	266,310
		1,750,380
Health Care Equipment & Services - 5.1%
Align Technology, Inc.(b)	5,500	326,810
athenahealth, Inc.(b)	2,100	309,540
DexCom, Inc.(b)	9,200	372,232
HeartWare International, Inc.(b)	3,300	327,393
HMS Holdings Corp.(b)	4,600	105,938
IDEXX Laboratories, Inc.(b)	4,600	525,596
Insulet Corp.(b)	6,900	296,700
MWI Veterinary Supply, Inc.(b)	2,300	428,398
ResMed, Inc.	6,700	292,187
Sirona Dental Systems, Inc.(b)	3,300	237,402
Teleflex, Inc.	3,100	290,284
Tenet Healthcare Corp.(b)	5,200	239,252
The Cooper Cos., Inc.	1,300	161,564
Tornier NV(a)(b)	10,300	187,357
Universal Health Services, Inc.	2,900	237,858
		4,338,511
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	2,800	180,824
Herbalife Ltd.(a)	3,500	225,295
Nu Skin Enterprises, Inc.	1,000	85,150
		491,269

Insurance - 0.4%
Arthur J. Gallagher & Co.	4,200	194,166
RenaissanceRe Holdings Ltd.(a)	2,000	181,420
		375,586
Materials - 5.5%
Airgas, Inc.	1,500	154,860
AptarGroup, Inc.	2,600	165,880
Ball Corp.	5,100	261,069
Caesarstone Sdot-Yam Ltd.(a)	10,500	475,860
Crown Holdings, Inc.(b)	4,500	184,950
Eagle Materials, Inc.	2,500	196,875
Eastman Chemical Co.	3,400	265,064
Ecolab, Inc.	2,600	261,404
HB Fuller Co.	3,400	158,372
International Flavors & Fragrances, Inc.	3,700	320,716
Owens-Illinois, Inc.(b)	13,000	416,520
Packaging Corp. of America	5,000	323,000
Rock Tenn Co.	2,400	243,552
Schweitzer-Mauduit International, Inc.	3,600	166,068
The Sherwin-Williams Co.	1,800	329,868
The Valspar Corp.	4,200	295,176
WR Grace & Co.(b)	4,700	443,304
		4,662,538
Media - 0.4%
Morningstar, Inc.	4,200	324,240
Pharmaceuticals, Biotechnology & Life Sciences - 23.6%
Acceleron Pharma, Inc.(b)	6,500	301,275
Actavis plc(a)(b)	3,706	700,360
Aegerion Pharmaceuticals, Inc.(b)	8,900	533,822
Alexion Pharmaceuticals, Inc.(b)	2,300	365,079
Alkermes PLC(a)(b)	9,500	462,460
Allergan, Inc.	2,000	229,200
Alnylam Pharmaceuticals, Inc.(b)	10,000	836,600
ARIAD Pharmaceuticals, Inc.(b)	30,000	221,700
Auxilium Pharmaceuticals, Inc.(b)	13,000	332,540
BioMarin Pharmaceutical, Inc.(b)	6,500	447,720
Bluebird Bio, Inc.(b)	6,500	144,105
Celldex Therapeutics, Inc.(b)	17,500	451,150
Cepheid, Inc.(b)	3,500	185,010
Chemocentryx, Inc.(b)	23,000	142,830
Clovis Oncology, Inc.(b)	2,200	143,066
Cubist Pharmaceuticals, Inc.(b)	4,300	314,287
Endo Health Solutions, Inc.(b)	3,900	256,932
Endocyte, Inc.(b)	30,400	360,848
Forest Laboratories, Inc.(b)	6,700	444,210
Genmab A/S(a)(b)	8,500	337,394
Genomic Health, Inc.(b)	5,000	150,600
Gilead Sciences, Inc.(b)	14,000	1,129,100
Incyte Corp., Ltd.(b)	10,300	674,856
Infinity Pharmaceuticals, Inc.(b)	13,000	167,050

Intercept Pharmaceuticals, Inc.(b)	1,000	300,880
Isis Pharmaceuticals, Inc.(b)	6,200	316,572
Jazz Pharmaceuticals Plc(a)(b)	2,800	424,648
KaloBios Pharmaceuticals, Inc.(b)	17,000	53,040
KYTHERA Biopharmaceuticals, Inc.(b)	2,000	92,000
The Medicines Co.(b)	5,500	191,180
Medivation, Inc.(b)	12,000	955,200
Merrimack Pharmaceuticals, Inc.(b)	30,000	157,500
Mettler-Toledo International, Inc.(b)	1,350	332,505
NPS Pharmaceuticals, Inc.(b)	27,500	983,950
Omeros Corp.(b)	10,000	116,800
OncoGenex Pharmaceutical, Inc.(b)	12,100	130,680
OncoMed Pharmaceuticals, Inc.(b)	7,100	214,207
Onconova Therapeutics, Inc.(b)	11,400	172,368
PAREXEL International Corp.(b)	3,200	156,192
PerkinElmer, Inc.	3,000	130,800
Pharmacyclics, Inc.(b)	10,500	1,397,235
Prosensa Holding NV(a)(b)	22,000	132,660
PTC Therapeutics, Inc.(b)	9,300	242,451
Puma Biotechnology, Inc.(b)	2,200	260,062
Regeneron Pharmaceuticals, Inc.(b)	2,400	692,616
Regulus Therapeutics, Inc.(b)	18,000	163,800
Salix Pharmaceuticals Ltd.(b)	6,000	584,040
Seattle Genetics, Inc.(b)	17,000	762,620
Stemline Therapeutics, Inc.(b)	7,000	176,050
Supernus Pharmaceuticals, Inc.(b)	15,000	146,550
Swedish Orphan Biovitrum AB(a)(b)	18,000	205,238
Synageva BioPharma Corp.(b)	3,200	289,856
TherapeuticsMD, Inc.(b)	15,000	98,700
United Therapeutics Corp.(b)	2,200	225,764
Valeant Pharmaceuticals International, Inc.(a)(b)	1,900	257,716
Vertex Pharmaceuticals, Inc.(b)	5,500	434,720
		20,130,794
Real Estate - 0.3%
Realogy Holdings Corp.(b)	4,900	223,293
Retailing - 4.2%
Dick's Sporting Goods, Inc.	5,300	278,250
Francesca's Holdings Corp.(b)	2,100	39,900
GNC Holdings, Inc.	8,600	439,546
Groupon, Inc.(b)	45,000	470,700
L Brands, Inc.	2,700	141,372
Lithia Motors, Inc.	1,700	95,693
LKQ Corp.(b)	13,500	365,445
Penske Automotive Group, Inc.	2,800	120,148
PetSmart, Inc.	2,000	126,000
priceline.com, Inc.(b)	400	457,956
Sally Beauty Holdings, Inc.(b)	8,000	227,040
Ulta Salon Cosmetics & Fragrance, Inc.(b)	4,900	419,979
Urban Outfitters, Inc.(b)	7,500	268,650
Williams-Sonoma, Inc.	1,800	98,136
		3,548,815

Semiconductors & Semiconductor Equipment - 0.9%
Cavium, Inc.(b)	6,800	252,756
Cree, Inc.(b)	4,100	247,722
Skyworks Solutions, Inc.(b)	8,000	242,000
		742,478
Software & Services - 12.6%
Advent Software, Inc.	3,500	115,010
Alliance Data Systems Corp.(b)	700	167,762
ANSYS, Inc.(b)	4,800	376,944
Aspen Technology, Inc.(b)	11,700	533,169
Broadridge Financial Solutions, Inc.	5,500	199,595
Cadence Design Systems, Inc.(b)	14,500	204,740
CommVault Systems, Inc.(b)	4,700	324,629
Concur Technologies, Inc.(b)	4,900	594,566
CoreLogic, Inc.(b)	5,700	181,545
Cornerstone OnDemand, Inc.(b)	2,500	142,625
CoStar Group, Inc.(b)	1,450	249,458
Equinix, Inc.(b)	500	92,600
FactSet Research Systems, Inc.	2,800	296,156
FleetCor Technologies, Inc.(b)	2,900	308,328
Gartner, Inc.(b)	5,200	365,716
IAC/InterActiveCorp	2,000	140,080
Informatica Corp.(b)	5,500	221,980
LinkedIn Corp.(b)	1,175	252,872
Manhattan Associates, Inc.(b)	26,000	876,720
NetSuite, Inc.(b)	5,100	536,418
OpenTable, Inc.(b)	1,000	75,280
Pandora Media, Inc.(b)	7,500	270,525
PTC, Inc.(b)	8,500	303,280
Qlik Technologies, Inc.(b)	6,000	162,120
Rackspace Hosting, Inc.(b)	6,400	233,024
Red Hat, Inc.	2,000	113,000
ServiceNow, Inc.(b)	6,500	412,295
SolarWinds, Inc.(b)	4,500	179,505
Solera Holdings, Inc.	7,400	494,542
Splunk, Inc.(b)	6,900	531,507
SS&C Technologies Holdings, Inc.(b)	4,100	159,162
Teradata Corp.(b)	4,000	164,480
TIBCO Software, Inc.(b)	4,000	85,160
The Ultimate Software Group, Inc.(b)	3,800	620,274
Workday, Inc.(b)	4,900	438,746
Yelp, Inc.(b)	3,700	281,015
		10,704,828
Technology Hardware & Equipment - 2.4%
3D Systems Corp.(b)	4,000	310,920
Aruba Networks, Inc.(b)	5,400	106,434
FEI Co.	2,300	215,556
FLIR Systems, Inc.	5,200	164,944
InvenSense, Inc.(b)	11,800	232,342
IPG Photonics Corp.(b)	1,900	127,053
NCR Corp.(b)	8,300	292,077
Palo Alto Networks, Inc.	2,000	118,900
Stratasys Ltd.(a)(b)	1,000	120,560
Trimble Navigation Ltd.(b)	10,700	345,931
		2,034,717

Transportation - 3.2%
American Airlines Group, Inc.(b)	6,500	218,075
Delta Air Lines, Inc.	32,000	979,520
Genesee & Wyoming, Inc.(b)	1,300	117,442
Hertz Global Holdings, Inc.(b)	1,500	39,030
Kansas City Southern	2,200	232,298
Kirby Corp.(b)	5,100	508,929
Spirit Airlines, Inc.(b)	2,300	107,870
United Continental Holdings, Inc.(b)	11,000	504,240
		2,707,404
Total Common Stocks (Cost $61,625,731)		84,873,344

Real Estate Investment Trust (REIT) - 0.2%
Real Estate - 0.2%
Extra Space Storage, Inc.	4,050	184,923
Total Real Estate Investment Trust (Cost $172,908)		184,923

Purchased Call Options - 0.3%	Contracts
Consumer Durables & Apparel - 0.0%
Ralph Lauren Corp.
Expiration: April 2014, Exercise Price: $170.00(b)	45	12,825
Food, Beverage & Tobacco - 0.0%
Flowers Food, Inc.
Experation: April 2014, Exercise Price: $22.50(b)	75	3,750
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
Medivation, Inc.
Expiration: March 2014, Exercise Price: $57.50(b)	60	135,450
Pharmacyclics, Inc.
Expiration: March 2014, Exercise Price: $125.00(b)	50	79,000
		214,450
Total Purchased Call Options (Cost $145,806)		231,025

Total Investments (Cost $61,944,445) - 100.1%		85,289,292
Liabilities in Excess of Other Assets - (0.1)%		(127,297)
Total Net Assets - 100.0%		$85,161,995

Percentages are stated as a percent of net assets.

(a)
Foreign issued security.  Foreign concentration was as follows: Bermuda 0.9%; Canada 0.3%; Cayman Islands 0.3%; Denmark 0.4%; France 0.4%; Ireland 1.9%; Israel 0.7%; Italy 0.4%; Jersey 0.3%; Netherlands 1.2%; Sweden 0.2%; Switzerland 0.3%; Virgin Islands 0.1%.

(b) Non-income producing security.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 92.6%
Australia - 1.1%
Incitec Pivot Ltd.	1,136,100	$2,843,581
Belgium - 3.6%
Groupe Bruxelles Lambert SA	58,000	5,242,646
NV Bekaert SA	119,300	4,111,019
		9,353,665
Canada - 2.0%
Cameco Corp.	119,730	2,540,670
Superior Plus Corp.	240,000	2,637,576
		5,178,246
Cayman Islands - 0.9%
Greatview Aseptic Packaging Co., Ltd.	4,348,100	2,408,206
China - 0.9%
China COSCO Holdings Co., Ltd.(a)	5,435,000	2,289,143
France - 11.5%
Bollore SA	10,420	5,621,417
Cie de St-Gobain	127,150	6,682,042
Metropole Television SA	161,689	3,507,678
Nexans SA	107,500	5,047,694
Sanofi	53,340	5,237,240
Vallourec SA	78,600	3,927,085
		30,023,156
Germany - 5.7%
Infineon Technologies AG	590,000	6,092,171
Siemens AG - ADR	40,000	5,051,600
Wacker Neuson SE	220,000	3,708,948
		14,852,719
Hong Kong - 5.5%
Chow Tai Fook Jewellery Group Ltd.	1,600,000	2,365,852
Clear Media Ltd.	3,813,000	3,486,991
Hopewell Holdings Ltd.	1,009,700	3,504,909
Television Broadcasts Ltd.	800,000	5,002,705
		14,360,457
Ireland - 4.0%
CRH PLC	195,523	5,027,508
DCC PLC	122,500	5,568,091
		10,595,599
Italy - 2.5%
Sogefi SpA	609,441	3,287,833
Telecom Italia SpA	2,934,295	3,264,945
		6,552,778
Japan - 24.3%
Asics Corp.	138,400	2,420,679
Disco Corp.	80,900	5,709,005
FUJIFILM Holdings Co.	155,100	4,595,162
Hitachi Ltd.	1,113,500	8,631,614
Horiba Ltd.	112,300	4,110,815
Hoya Corp.	244,400	6,800,716
Kao Corp.	124,000	3,974,748
Kyoto Kimono Yuzen Co., Ltd.	300,700	3,181,528
MISUMI Group, Inc.	137,500	3,995,669
Mitsubishi UFJ Financial Group, Inc.	850,000	5,183,028
Omron Corp.	109,500	4,383,430
Shiseido Co., Ltd.	337,500	5,407,532
SMC Corp.	21,200	5,400,117
		63,794,043

Luxembourg - 1.7%
SAF-Holland SA(a)	289,600	4,595,245
Netherlands - 7.4%
Akzo Nobel NV	71,450	5,146,867
Fugro NV	48,800	2,554,686
Koninklijke Ten Cate NV	150,000	4,809,832
TNT Express NV	270,450	2,386,249
Unilever NV - ADR	121,600	4,540,544
		19,438,178
Norway - 5.7%
Orkla ASA	770,000	5,979,737
Statoil ASA - ADR	225,000	5,334,750
Stolt-Nielsen Ltd.	122,000	3,595,409
		14,909,896
Singapore - 1.7%
Singapore Post Ltd.	4,345,000	4,543,235
Sweden - 1.2%
Lindab International AB(a)	305,124	3,094,833
Switzerland - 2.6%
Novartis AG - ADR	85,000	6,720,950
United Kingdom - 4.3%
Homeserve PLC	980,000	5,277,704
Stobart Group Ltd.	464,789	1,025,759
Tesco PLC	970,800	5,112,455
		11,415,918
United States - 6.0%
Aflac, Inc.	81,500	5,116,570
Freeport-McMoRan Copper & Gold, Inc.	131,400	4,258,674
Schlumberger Ltd.	72,000	6,305,040
		15,680,284
Total Common Stocks (Cost $191,159,976)		242,650,132

Short-Term Investments - 6.3%
Money Market Fund - 1.6%
STIT-Treasury Portfolio, 0.02%(b)	4,170,181	4,170,181

	Principal
	Amount
Commercial Paper - 4.7%
U.S. Bank
0.02%, 02/03/2014	$12,264,000	12,264,000
Total Short-Term Investments (Cost $16,434,181)		16,434,181

Total Investments (Cost $207,594,157) - 98.9%		259,084,313
Other Assets in Excess of Liabilities - 1.1%		2,861,564
Total Net Assets - 100.0%		$261,945,877

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Rate listed is the 7-day effective yield.

Schedule of Open Forward Currency Contract
January 31, 2014
(Unaudited)

Counterparties of Contracts	Forward Expiration Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Appreciation
U.S. Bank N.A.	2/28/2014	U.S. Dollars	Euro	5,800,000	7,829,420	$6,915
						$6,915

The accompanying footnotes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 83.4%
Gold Related Securities - 72.4%
Canada - 59.5%
Agnico Eagle Mines Ltd.	893,000	$27,754,440
Agnico Eagle Mines Ltd.(a)	210,837	6,561,266
Alacer Gold Corp.	2,626,800	5,542,519
Alamos Gold, Inc.	2,605,000	23,887,850
Argonaut Gold, Inc.(b)	1,314,100	5,923,037
Atac Resources Ltd.(b)(c)	10,963,700	6,890,765
B2Gold Corp.(b)	11,017,100	25,669,843
Banro Corp.(b)	2,581,000	1,303,663
Barisan Gold Corp.(b)	877,100	181,130
Braeval Mining Corp.(b)	1,666,667	123,457
Brazil Resources, Inc.(b)	202,392	134,474
Continental Gold Ltd.(b)	1,569,900	4,919,372
Corvus Gold, Inc.(b)(c)	2,079,901	3,730,926
Corvus Gold, Inc.(a)(b)(c)	6,100,000	10,734,905
Corvus Gold, Inc.(a)(b)(c)(d)(e)(f)(Originally acquired 11/13/2013, Cost $955,840)	1,000,000	1,724,624
Dalradian Resources, Inc.(b)	850,000	526,599
Detour Gold Corp.(b)(c)	5,046,600	32,443,238
East Asia Minerals Corp.(b)(c)	10,544,400	804,735
Eldorado Gold Corp.	8,189,885	51,841,972
Eldorado Gold Corp.(a)	1,000,000	6,356,902
Franco-Nevada Corp.	1,364,300	66,209,127
GoGold Resources, Inc.(b)(c)	8,100,000	10,036,364
Goldcorp, Inc.	580,850	14,457,357
Goldcorp, Inc.(a)	2,138,010	53,347,069
IAMGOLD Corp.	2,083,396	7,604,395
International Tower Hill Mines Ltd.(b)(c)	5,738,836	3,471,996
International Tower Hill Mines Ltd.(a)(b)(c)	7,589,744	4,633,918
New Gold, Inc.(b)	5,931,640	34,047,614
Novagold Resources, Inc.(b)	4,181,300	12,167,583
Osisko Mining Corp.(b)	7,407,400	44,740,696
Osisko Mining Corp.(a)(b)	4,545,000	27,259,798
Pan American Silver Corp.	2,248,098	28,326,035
Primero Mining Corp.(b)(c)	4,840,700	27,207,885
Rockhaven Resources Ltd.(b)(c)	5,000,000	628,507
Romarco Minerals, Inc.(b)	17,387,800	8,467,859
SEMAFO, Inc.	8,349,700	26,969,531
Silver Wheaton Corp.	1,884,875	40,920,636
Strategic Metals Ltd.(b)(c)	10,926,900	3,924,364
Sunward Resources Ltd.(b)	660,800	112,729
Torex Gold Resources, Inc.(b)(c)	25,335,500	26,160,112
Turquoise Hill Resources Ltd.(b)	271,032	951,322
Turquoise Hill Resources Ltd.(a)(b)	100,000	350,168
Yamana Gold, Inc.	4,446,600	41,664,642
Yamana Gold, Inc.(a)	148,800	1,393,476
		702,108,900

Peru - 0.6%
Cia de Minas Buenaventura SAA - ADR	553,600	6,864,640
South Africa - 0.8%
Gold Fields Ltd. - ADR	2,641,950	9,193,986
Gold Fields Ltd.(a)	166,249	587,254
Harmony Gold Mining Co., Ltd.	1	3
		9,781,243
United Kingdom - 3.8%
Randgold Resources Ltd. - ADR	652,900	44,984,810
United States - 7.7%
Electrum Ltd.(b)(d)(e)(f)(Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	3,063,293
Gold Resource Corp.	1,017,847	4,692,275
Newmont Mining Corp.	947,300	20,461,680
Royal Gold, Inc.	1,118,965	62,594,902
		90,812,150
Total Gold Related Securities		854,551,743
Other Precious Metals Related Securities - 10.5%
Canada - 8.5%
Bear Creek Mining Corp.(b)(c)	7,413,200	13,511,826
Ivanhoe Mines Ltd. - Class A(b)	8,690,932	12,641,356
Ivanhoe Mines Ltd. - Class B(b)(d)(e)(f)(g)(Originally acquired 08/15/01, Cost $6,714,566)	3,927,283	5,426,791
MAG Silver Corp.(b)(c)	2,960,700	18,267,519
Plata Latina Minerals Corp.(b)	2,000,000	287,318
Scorpio Mining Corp.(b)(c)	25,668,419	8,342,236
Scorpio Mining Corp.(a)(b)(c)	522,400	166,511
Silver Range Resources Ltd.(b)(c)	3,450,000	387,205
Silvercrest Mines, Inc.(b)	755,600	1,397,563
Tahoe Resources, Inc.(b)	2,250,000	39,959,596
		100,387,921
United States - 2.0%
Stillwater Mining Co.(b)	1,010,900	12,676,686
Sunshine Mining & Refining(b)(d)(e)(f)(Originally acquired 03/15/11, Cost $18,353,107)	1,633,545	10,536,365
		23,213,051
Total Other Precious Metals Related Securities		123,600,972
Other Securities - 0.5%
United States - 0.5%
Gold Bullion International LLC(b)(c)(d)(e)(f)(Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	5,837,000
GoviEx Uranium, Inc.(b)(d)(e)(f)(Originally acquired 10/09/07, Cost $3,428,821)	1,750,000	175,000
I-Pulse, Inc.(b)(d)(e)(f)(Originally acquired 10/09/07, Cost $175,524)	74,532	256,390
		6,268,390
Total Other Securities		6,268,390
Total Common Stocks (Cost $1,445,528,031)		984,421,105

Private Fund - 1.5%
Gold Related Securities - 1.5%
United States - 1.5%
Tocqueville Bullion Reserve LP(b)(d)(e)(f)(Orignally acquired 11/28/11, Cost $25,000,000)	16,586	17,246,195
Total Private Fund (Cost $25,000,000)		17,246,195

Gold Bullion - 10.5%	Ounces
Gold Bullion(b)	99,645	124,013,699
Total Gold Bullion (Cost $47,174,933)		124,013,699

Warrants - 0.2%
Gold Related Securities - 0.2%	Shares
Canada - 0.2%
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78(b)(c)(d)(e)(f)(Originally acquired 12/05/11, Cost $0)	6,500,000	267,879
GoGold Resources, Inc.
Expiration: 01/24/2015, Exercise Price: CAD $1.50(b)(c)(d)(e)(f)(Originally acquired 05/09/12, Cost $0)	4,050,000	1,037,454
Pan American Silver Corp.
Expiration: 01/04/15 Exercise Price: CAD $35.00(b)(d)(e)(f)(Originally acquired 04/14/10, Cost $0)	133,333	1,676
Primero Mining Corp.
Expiration: 07/20/2015, Exercise Price: CAD $8.00(b)(c)	1,848,400	1,443,868
Regulus Resources, Inc.
Expiration: 03/06/2014, Exercise Price: CAD $1.60(b)(d)(e)(f)(Originally acquired 05/23/12, Cost $0)	1,304,500	–
Cayman Islands - 0.0%
Endeavour Mining Corp.
Expiration: 04/02/2014, Exercise Price: CAD $2.50(b)(d)(e)(f)(Originally acquired 01/28/09, Cost $0)	1,000,000	–
Total Gold Related Securities		2,750,877

Other Precious Metals Related Securities - 0.0%
Canada - 0.0%
Plata Latina Minerals Corp.
Expiration: 02/12/2015, Exercise Price: CAD $0.65(b)(d)(e)(f)(Originally acquired 02/08/13, Cost $0)	1,000,000	–
Total Other Precious Metals Related Securities		–
Total Warrants (Cost $0)		2,750,877

Short-Term Investment - 4.6%
Money Market Fund - 4.6%
STIT - Treasury Portfolio, 0.02%(h)	54,638,134	54,638,134
Total Short-Term Investments (Cost $54,638,134)		54,638,134

Total Investments (Cost $1,572,341,098) -100.2%		1,183,070,010
Liabilities in Excess of Other Assets - (0.2)%		(2,858,525)
Total Net Assets - 100.0%		$1,180,211,485

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated Company. See Footnote 3.
(d)	Denotes a security is either fully or partially resticted to resale. The aggregate value of resticted securities as of January 31, 2014 was $45,572,667, which represented 3.9% of net assets.
(e)
Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of January 31, 2014 was $45,572,667, which represented 3.9% of net assets.

(f)	Security is considered illiquid and may be difficult to sell.
(g)	Convertible into Ivanplats Ltd. - Class A shares.
(h)	Rate listed is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 84.0%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	550,000	$50,176,500
Capital Markets - 1.2%
The Bank of New York Mellon Corp.	625,000	19,975,000
Chemicals - 15.3%
Ashland, Inc.	240,000	22,274,400
Axiall Corp.	125,000	4,987,500
Cabot Corp.	500,000	24,335,000
Celanese Corp.	300,000	15,192,000
Chemtura Corp.(a)	800,000	20,064,000
Eastman Chemical Co.	750,000	58,470,000
HB Fuller Co.	400,000	18,632,000
LyondellBasell Industries NV(b)	270,000	21,265,200
Minerals Technologies, Inc.	550,000	28,424,000
PolyOne Corp.	1,325,000	47,117,000
		260,761,100
Commercial Services & Supplies - 3.8%
ACCO Brands Corp.(a)(c)	5,000,000	29,050,000
Avery Dennison Corp.	725,000	35,720,750
		64,770,750
Computers & Peripherals - 1.4%
Diebold, Inc.	300,000	10,077,000
Hewlett-Packard Co.	500,000	14,500,000
		24,577,000
Construction & Engineering - 1.1%
Aegion Corp.(a)	875,000	17,955,000
Containers & Packaging - 4.4%
Owens-Illinois, Inc.(a)	1,000,000	32,040,000
Sealed Air Corp.	800,000	24,952,000
Sonoco Products Co.	425,000	17,586,500
		74,578,500
Electrical Equipment - 2.4%
Acuity Brands, Inc.	75,000	9,528,000
Brady Corp.	575,000	15,732,000
Hubbell, Inc.	125,000	14,591,250
		39,851,250
Electronic Equipment, Instruments & Components - 8.7%
Checkpoint Systems, Inc.(a)	600,000	8,004,000
Flextronics International Ltd.(a)(b)	6,500,000	52,975,000
Ingram Micro, Inc.(a)	1,200,000	30,024,000

Jabil Circuit, Inc.	1,100,000	19,767,000
Kemet Corp.(a)(c)	2,275,000	12,558,000
Plexus Corp.(a)	625,000	24,437,500
		147,765,500
Energy Equipment & Services - 2.0%
Hercules Offshore, Inc.(a)	2,400,000	11,952,000
McDermott International, Inc.(a)(b)	1,450,000	12,093,000
Weatherford International Ltd.(a)(b)	750,000	10,155,000
		34,200,000
Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	350,000	26,085,500
Insurance - 1.2%
XL Group PLC(b)	725,000	20,836,500
Machinery - 14.4%
Albany International Corp.	450,000	15,556,500
Crane Co.	425,000	26,843,000
Dover Corp.	750,000	64,920,000
Harsco Corp.	700,000	17,773,000
IDEX Corp.	200,000	14,402,000
Kennametal, Inc.	975,000	42,256,500
Stanley Black & Decker, Inc.	475,000	36,765,000
The Timken Co.	175,000	9,857,750
Titan International, Inc.	400,000	6,704,000
Xerium Technologies, Inc.(a)(c)	600,000	10,056,000
		245,133,750
Marine - 0.2%
Baltic Trading Ltd.(b)	500,000	2,895,000
Metals & Mining - 6.1%
Allegheny Technologies, Inc.	350,000	11,004,000
AM Castle & Co.(a)	725,000	9,947,000
Carpenter Technology Corp.	650,000	37,771,500
Horsehead Holding Corp.(a)	1,150,000	17,618,000
Molycorp, Inc.(a)	3,075,000	14,913,750
Universal Stainless & Alloy Products, Inc.(a)(c)	440,000	13,965,600
		105,219,850
Oil, Gas & Consumable Fuels - 1.1%
CONSOL Energy, Inc.	500,000	18,675,000
Professional Services - 1.8%
TrueBlue, Inc.(a)	1,225,000	30,049,250
Semiconductors & Semiconductor Equipment - 6.1%
Brooks Automation, Inc.	700,000	7,105,000
Fairchild Semiconductor International, Inc.(a)	3,500,000	44,660,000
Infineon Technologies AG(b)	1,800,000	18,586,283
LTX-Credence Corp.(a)(c)	600,000	5,130,000
Teradyne, Inc.(a)	1,500,000	28,215,000
		103,696,283

Specialty Retail - 5.4%
Ascena Retail Group, Inc.(a)	1,250,000	23,450,000
Stage Stores, Inc.	354,400	6,946,240
Staples, Inc.	2,750,000	36,190,000
The Finish Line, Inc.	975,000	25,008,750
		91,594,990
Textiles, Apparel & Luxury Goods - 0.4%
Perry Ellis International, Inc.(a)	500,000	7,835,000
Trading Companies & Distributors - 2.6%
Rush Enterprises, Inc.(a)	450,000	12,438,000
WESCO International, Inc.(a)	400,000	33,184,000
		45,622,000
Total Common Stocks (Cost $983,593,214)		1,432,253,723

Real Estate Investment Trust(REIT) - 0.4%
Real Estate - 0.4%
Kimco Realty Corp.	300,000	6,273,000
Total Real Estate Investment Trust (Cost $1,873,605)		6,273,000

	Principal
	Amount
Corporate Bonds - 2.2%
Commercial Banks - 0.3%
Royal Bank of Canada
0.473%, 01/06/2015(b)(d)	$5,000,000	5,011,340
Diversified Financial Services - 1.9%
Canadian Imperial Bank of Commerce
0.350%, 10/10/2014(d)	5,000,000	5,005,565
General Electric Capital Corp.
0.622%, 01/09/2015(d)	14,000,000	14,055,678
The Goldman Sachs Group, Inc.
1.238%, 02/07/2014(d)	13,000,000	13,001,187
		32,062,430
Total Corporate Bonds (Cost $37,021,370)		37,073,770

	Shares
Short-Term Investments - 13.4%
Money Market Fund - 5.0%
STIT-Treasury Portfolio, 0.02%(e)	85,345,139	85,345,139

	Principal
	Amount
U.S. Treasury Bills - 7.3%
0.060%, 02/13/2014(f)	$50,000,000	49,999,011
0.055%, 03/13/2014(f)	75,000,000	74,995,452
		124,994,463

Commercial Paper - 1.1%
U.S. Bank
0.02%, 02/03/2014	18,056,000	18,056,000
Total Short-Term Investments (Cost $228,395,602)		228,395,602

Total Investments (Cost $1,250,883,791) - 100.0%		1,703,996,095
Other Assets in Excess of Liabilities - 0.0%		134,031
Total Net Assets - 100.0%		$1,704,130,126

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Canada 0.3%; Germany 1.1%; Ireland 1.2%; Marshall Islands 0.2%; Netherlands 1.2%; Panama 0.7%; Singapore 3.1%; Switzerland 0.6%.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate listed is as of 1/31/2014.
(e)	Rate listed is the 7-day effective yield.
(f)	Rate listed is the effective yield based on purchase price. The calculation assumes the security is held to maturity

The accompanying foonotes are an integral part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2014
(Unaudited)

	Shares	Value
Common Stocks - 80.9%
Chemicals - 8.3%
Ashland, Inc.	31,100	$2,886,391
Celanese Corp.	43,000	2,177,520
Minerals Technologies, Inc.	61,000	3,152,480
		8,216,391
Commercial Services & Supplies - 6.5%
ACCO Brands Corp.(a)(b)	534,500	3,105,445
Avery Dennison Corp.	67,600	3,330,652
		6,436,097
Containers & Packaging - 6.3%
Owens-Illinois, Inc.(a)	97,000	3,107,880
Sonoco Products Co.	77,400	3,202,812
		6,310,692
Electrical Equipment - 2.0%
Acuity Brands, Inc.	15,500	1,969,120
Electronic Equipment, Instruments & Components - 7.4%
Checkpoint Systems, Inc.(a)	109,000	1,454,060
Flextronics International Ltd.(a)(c)	498,200	4,060,330
Jabil Circuit, Inc.	100,000	1,797,000
		7,311,390
Energy Equipment & Services - 2.3%
McDermott International, Inc.(a)(c)	275,000	2,293,500
Household Durables - 3.6%
Universal Electronics, Inc.(a)	99,292	3,548,696
Industrial Conglomerates - 2.5%
Carlisle Cos., Inc.	33,500	2,496,755
Internet Software & Services - 4.8%
j2 Global, Inc.	61,400	2,784,490
ValueClick, Inc.(a)	95,000	2,042,500
		4,826,990
IT Services - 3.6%
EPAM Systems, Inc.(a)	87,000	3,558,300
Leisure Equipment & Products - 1.8%
Summer Infant, Inc.(a)(b)	814,933	1,849,898
Machinery - 10.7%
Kennametal, Inc.	96,000	4,160,640
Stanley Black & Decker, Inc.	39,900	3,088,260
Xerium Technologies, Inc.(a)(b)	200,000	3,352,000
		10,600,900
Metals & Mining - 3.5%
Carpenter Technology Corp.	60,000	3,486,600
Professional Services - 7.5%
RPX Corp.(a)	205,000	3,325,100
Stantec, Inc.(c)	67,600	4,115,488
		7,440,588

Semiconductors & Semiconductor Equipment - 3.7%
Fairchild Semiconductor International, Inc.(a)	285,000	3,636,600
Specialty Retail - 6.4%
Ascena Retail Group, Inc.(a)	168,000	3,151,680
Staples, Inc.	247,000	3,250,520
		6,402,200
Total Common Stocks (Cost $60,384,761)		80,384,717

Short-Term Investments- 19.0%
Money Market Fund - 4.5%
STIT-Treasury Portfolio, 0.02%(d)	4,500,133	4,500,133

	Principal
	Amount
U.S. Treasury Bills - 8.2%
0.044%, 02/13/2014(e)	$2,000,000	1,999,971
0.043%, 03/13/2014(e)	3,600,000	3,599,829
0.028%, 04/10/2014(e)	2,000,000	1,999,946
(-0.018)%, 04/24/2014(e)	500,000	499,970
		8,099,716
Commercial Paper - 6.3%
U.S. Bank
0.02%, 02/03/2014	6,291,000	6,291,000
Total Short-Term Investments (Cost $18,890,847)		18,890,849

Total Investments (Cost $79,275,608) - 99.9%		99,275,566
Other Assets in Excess of Liabilities - 0.1%		53,949
Total Net Assets - 100.0%		$99,329,515

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Canada 4.1%; Panama 2.3%; Singapore 4.1%.
(d)	Rate listed is the 7-day effective yield.
(e)	Rate listed is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. If there are no sales on a given day for securities traded on an exchange, the mean between the latest bid and ask price will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service. These securities will generally be classified as Level 2 securities. Gold bullion is valued at the mean of the closing bid and ask prices from the

New York Mercantile Exchange and is classified as a Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, bank loan obligations and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument and are classified as Level 2. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees. These securities will generally be classified as Level 2 securities. Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2. Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation. If there is no composite last price on a given day the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. This investment is currently valued at $17,246,195 which represents 1.5% of the Gold Fund's net assets and is classified as Level 3.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of January 31, 2014, involving the Funds' assets carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$342,421,425	$-	$-	$342,421,425
Real Estate Investment Trust (REIT) *	7,470,000	-	-	7,470,000
Money Market Fund	6,139,013	-	-	6,139,013
Total Fund	$356,030,438	$-	$-	$356,030,438

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$84,873,344	$-	$-	$84,873,344
Real Estate Investment Trust (REIT) *	184,923	-	-	184,923
Purchased Call Options*	-	231,025	-	231,025
Total Fund	$85,058,267	$231,025	$-	$85,289,292

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$242,650,132	$-	$-	$242,650,132
Money Market Fund	4,170,181	-	-	4,170,181
Commercial Paper	-	12,264,000	-	12,264,000
Total Fund	$246,820,313	$12,264,000	$-	$259,084,313
Other Financial Instruments**
Total Forward Currency Contracts	$-	$6,915	$-	$6,915

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold Related	$822,670,838	$28,817,612	$3,063,293	$854,551,743
Other Precious Metals Related	94,996,460	18,068,147	10,536,365	123,600,972
Other	-	-	6,268,390	6,268,390
Total Common Stocks	917,667,298	46,885,759	19,868,048	984,421,105
Private Fund*	-	-	17,246,195	17,246,195
Gold Bullion	124,013,699	-	-	124,013,699
Warrants*	-	2,750,877	-	2,750,877
Money Market Fund	54,638,134	-	-	54,638,134
Total Fund	$1,096,319,131	$49,636,636	$37,114,243	$1,183,070,010

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,432,253,723	$-	$-	$1,432,253,723
Real Estate Investment Trust (REIT) *	6,273,000	-	-	6,273,000
Corporate Bonds*	-	37,073,770	-	37,073,770
Money Market Fund	85,345,139	-	-	85,345,139
U.S. Treasury Bills	-	124,994,463	-	124,994,463
Commercial Paper	-	18,056,000	-	18,056,000
Total Fund	$1,523,871,862	$180,124,233	$-	$1,703,996,095

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$80,384,717	$-	$-	$80,384,717
Money Market Fund	4,500,133	-	-	4,500,133
U.S. Treasury Bills	-	8,099,716	-	8,099,716
Commercial Paper	-	6,291,000	-	6,291,000
Total Fund	$84,884,850	$8,099,716	$-	$99,275,566

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between Level 1 and Level 2 during the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2013	$-	$-	$-	$37,883,131	$-	$-
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized depreciation	-	-	-	(768,887)	-	-
Transfers in/(out) of Level 3	-	-	-		-	-
Ending Balance - January 31, 2014	$-	$-	$-	$37,114,244	$-	$-

The Tocqueville Gold Fund

Type of Security	Industry	Fair Value at 1/31/2014	Valuation Techniques	Unobservable Inputs	Range
Common Stocks
	Gold Related	$3,063,293	Latest company financing price adjusted for comparable index fluctuations	Financing prices Discount to index	N/A 45%
	Other Precious Metals Related	10,536,365	Discounted cash flow and net asset value of resources adjusted for comparable index fluctuations	Discount to cash flows	5
				Discount to market value of resource Discount to index	25% - 65% 40%
	Other	431,390	Latest company financing price adjusted for comparable index fluctuations	Financing prices Discount to index	N/A 33%
		5,837,000	Latest company financing price	Financing prices	N/A
Private Fund	Gold Related	17,246,195	NAV from custodian discounted by advisor	Illiquidity discount	2%

The significant unobservable inputs used in the fair value measurement of the Trust's common stocks are the most recent financing prices of the portfolio company, which approximates the companies' value in the market place; net asset value of resources and the discounted cash flows from the sale of the mineral resources, which approximates what the company could receive selling its mineral deposits once mined. The significant unobservable inputs for the private fund is the discount for illiquidity applied to the Net Asset Value per share determined by the private fund's custodian. If comparable indices fluctuate significantly, additional discounts are applied.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.
If comparable indices fluctuate significantly and additional discounts are applied the value of the security would decrease.

Significant Unobservable Inputs for Level 3 Portfolio Company Securities
The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process.
The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as purchased call options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Advisor used purchased call options to gain exposure to the underlying equity security. In the International Value Fund, the Advisor used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of January 31, 2014.

The Tocqueville Opportunity Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Call Options	Investments, at Value	$231,025		$-
Total		$231,025		$-

The Tocqueville International Value Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Forward Currency Contracts	Appreciation on forward currency contracts	$6,915		$-
Total		$6,915		$-

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of purchased call options create leverage in the Fund. The use of forward currency contracts do not create leverage in the Funds.

The average monthly value of purchased call options in the Opportunity Fund during the period ended January 31, 2014 was $364,236.

Transactions in purchased options in the Opportunity Fund during the period ended January 31, 2014 was as follows:

	Notional Amount		Contracts
Outstanding, beginning of year:	$2,592,500		340
Options purchased	1,263,750		175
Options terminated in closing transactions	(1,110,000)		(175)
Options exercised	(380,000)		(50)
Options expired	(462,500)		(60)
Outstanding, end of year:	$1,020,000		230

The average monthly notional amount of forward currency contracts during the period ended January 31, 2014 was as follows:

	International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$9,922,014
Forward currency contracts

(2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at January 31, 2014 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
	Cost of Investments	$249,552,436	$61,944,445	$207,594,157	$1,572,341,098	$1,250,883,791	$79,275,608
	Gross unrealized appreciation	$111,808,886	$24,367,765	$55,356,887	$249,097,392	$475,902,492	$23,116,411
	Gross unrealized depreciation	(5,330,884)	(1,022,918)	(3,866,731)	(638,368,480)	(22,790,188)	(3,116,453)
	Net unrealized appreciation (depreciation)	$106,478,002	$23,344,847	$51,490,156	$(389,271,088)	$453,112,304	$19,999,958

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2013 through January 31, 2014.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2013		Additions		Reductions		Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	Share Balance	Cost	Shares	Cost	Shares	Cost	at January 31, 2014	Income	Gain/(Loss)	January 31, 2014	January 31, 2014

The Tocqueville Gold Fund

Atac Resources Ltd.	10,963,700	$ 39,089,734	-	$ -	-	$ -	10,963,700	$ -	$ -	$ 6,890,765	$ 39,089,734
Bear Creek Mining Corp.	7,413,200	28,761,141	-	-	-	-	7,413,200	-	-	13,511,826	28,761,141
Corvus Gold, Inc.	2,079,901	1,617,492	-	-	-	-	2,079,901	-	-	3,730,926	1,617,492
Corvus Gold, Inc.	6,100,000	4,939,377	-	-	-	-	6,100,000	-	-	10,734,905	4,939,377
Corvus Gold, Inc.	-	-	1,000,000	955,840	-	-	1,000,000	-	-	1,724,624	955,840
Detour Gold Corp.	3,704,200	85,931,681	1,342,400	7,138,603	-	-	5,046,600	-	-	32,443,238	93,070,284
East Asia Minerals Corp.	10,544,400	21,793,116	-	-	-	-	10,544,400	-	-	804,735	21,793,116
East Asia Minerals Corp. Warrants	6,500,000	-	-	-	-	-	6,500,000	-	-	267,879	-
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	5,837,000	5,000,000
GoGold Resources, Inc.	8,100,000	9,990,010	-	-	-	-	8,100,000	-	-	10,036,364	9,990,010
GoGold Resources, Inc. Warrants	4,050,000	-	-	-	-	-	4,050,000	-	-	1,037,454	-
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	3,471,996	20,953,121
International Tower Hill Mines Ltd.	7,589,744	38,630,898	-	-	-	-	7,589,744	-	-	4,633,918	38,630,898
Mag Silver Corp.	2,960,700	31,563,819	-	-	-	-	2,960,700	-	-	18,267,519	31,563,819
Primero Mining Corp.	4,840,700	24,573,319	-	-	-	-	4,840,700	-	-	27,207,885	24,573,319
Primero Mining Corp. Warrants	1,848,400	-	-	-	-	-	1,848,400	-	-	1,443,868	-
Rockhaven Resources Ltd.	5,000,000	6,265,337	-	-	-	-	5,000,000	-	-	628,507	6,265,337
Scorpio Mining Corp.	25,668,419	23,975,473	-	-	-	-	25,668,419	-	-	8,342,236	23,975,473
Scorpio Mining Corp.	522,400	984,285	-	-	-	-	522,400	-	-	166,511	984,285
Silver Range Resources Ltd.	3,450,000	-	-	-	-	-	3,450,000	-	-	387,205	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	-	-	10,926,900	-	-	3,924,364	15,810,172
Torex Gold Mining	25,260,500	42,073,692	75,000	93,030	-	-	25,335,500	-	-	26,160,112	42,166,722
		$ 401,952,707		$ 8,187,473		$ -		$ -	$ -	$ 181,653,837	$ 410,140,170

The Delafield Fund

ACCO Brands Corp.	4,000,000	$ 31,935,100	1,000,000	$ 6,052,160	-	$ -	5,000,000	$ -	$ -	$ 29,050,000	$ 37,987,260
Kemet Corp.	2,625,000	13,419,471	-	-	(350,000)	(2,295,065)	2,275,000	-	(222,798)	12,558,000	11,124,406
LTX-Credence Corp. (a)	2,000,000	14,057,657	-	-	(1,400,000)	(10,381,389)	600,000	-	517,740	5,130,000	3,676,268
Universal Stainless & Alloy	451,000	13,213,349	-	-	(11,000)	(431,857)	440,000	-	(39,569)	13,965,600	12,781,492
Xerium Technologies, Inc.	600,000	7,522,500	-	-	-	-	600,000	-	-	10,056,000	7,522,500
		$ 80,148,077		$ 6,052,160		$ (13,108,311)		$ -	$ 255,373	$ 70,759,600	$ 73,091,926

The Tocqueville Select Fund

ACCO Brands Corp.	524,500	$ 3,958,205	10,000	$ 56,904	-	$ -	534,500	$ -	$ -	$ 3,105,445	4,015,109
Summer Infant, Inc.	814,933	3,971,441	-	-	-	-	814,933	-	-	1,849,898	3,971,441
Xerium Technologies, Inc.	200,000	2,507,500	-	-	-	-	200,000	-	-	3,352,000	2,507,500
		$ 10,437,146		$ 56,904		$ -		$ -	$ -	$ 8,307,343	$ 10,494,050

(a) Security is no longer an affiliated company at January 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Tocqueville Trust

By (Signature and Title)              /s/ Robert W. Kleinschmidt
        Robert W. Kleinschmidt, President

Date           3/31/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Robert W. Kleinschmidt
     Robert W. Kleinschmidt, President

Date           3/31/2014

By (Signature and Title)*                /s/ Helen Balk
                        Helen Balk, Treasurer

Date           3/31/2014

* Print the name and title of each signing officer under his or her signature.